Goodwill and Intangible Assets - Schedule of Goodwill Balance (Detail) $ in Thousands	6 Months Ended
Sep. 30, 2017 USD ($)
Goodwill Roll Forward
Beginning balance	$ 5,363
Effect of foreign exchange rates	16
Ending Balance	$ 5,379